Segment and revenue information - Non-current operating assets by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current operating assets	$ 339,111	$ 357,978
Sweden.
Disclosure of geographical areas [line items]
Non-current operating assets	327,404	355,179
Rest of World
Disclosure of geographical areas [line items]
Non-current operating assets	$ 11,707	$ 2,799